PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details) - yr	Dec. 31, 2021	Dec. 31, 2020
North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,042	2,041
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,048	2,048
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,041	2,040
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,036	2,035
Property, plant and equipment [member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	8.00%	8.90%
Property, plant and equipment [member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	480.00%	580.00%
Property, plant and equipment [member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	510.00%	620.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.20%	7.30%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.90%	8.10%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	3.90%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	410.00%	410.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		300.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	430.00%	450.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		360.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.50%	8.60%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.20%	9.40%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	3.90%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	540.00%	560.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		360.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	560.00%	600.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		470.00%